WWACHOVIA BALANCED FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

[GRAPHIC]

Annual Report
December 31, 2001

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President’s Message

Dear Shareholder:

I am pleased to present the second Annual Report to Shareholders for the Wachovia Balanced
Fund II. This report covers the 12-month period from January 1, 2001 through December 31, 2001, which is the end of its fiscal year. The report includes commentary by portfolio management, a complete list of fund holdings and the fund’s financial statements.

The fund pursues a popular investment objective—long-term growth and current income—by investing in a quality combination of stocks and bonds. At the end of the reporting period, 59.9% of the fund’s portfolio was invested in stocks, with the remainder invested in bonds.

During the reporting period, which was a difficult one for stocks, the fund produced a total return of (10.74)%1 due to a decline in the value of its stock holdings. At the end of the reporting period, the fund’s total net assets stood at $8.7 million.

Thank you for pursuing your long-term financial goals through the diversification and professional management of the Wachovia Balanced Fund II. You have our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,

/s/   John W. McGonigle

John W. McGonigle
President
February 15, 2002

1.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

INVESTMENT REVIEW

The equity portion of Wachovia Balanced Fund II underperformed the Standard & Poors 500 Index (S&P 500) for the year.1 With the prospect of tax cuts and declining interest rates for 2001, the fund was positioned for an economy that would likely improve by mid-year 2001. The ensuing recessionary economic environment of 2001 was detrimental to the performance of our more economically sensitive holdings. After two strong years of relative returns, the technology sector holdings underperformed as growth rates for many of these companies were sharply reduced. In addition, the fund’s large capitalization focus negatively impacted performance as small and mid-capitalization issues outperformed large capitalization issues. The fund’s relative performance improved markedly in the fourth quarter as investors began to embrace the likelihood of a stronger economy in 2002.
The fixed income portion of the fund performed in line with the Lehman Brothers Aggregate Bond Index.2 The fund benefited from its above market exposure to the investment grade corporate market and also from an overweighting in short and intermediate term securities. However, somewhat offsetting these beneficial decisions was an allocation to the underperforming high yield sector. Another benefit to the performance of the fund was the reduced allocation to Treasury bonds, which underperformed on a price and yield basis over the course of the year.

1.
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made in an index.

2.
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The index is unmanaged, and investments cannot be made in an index.

Wachovia Balanced Fund II

Growth of a $10,000 Investment in Wachovia Balanced Fund II

        The graph below illustrates the hypothetical investment of $10,0001 in the Wachovia Balanced Fund II (the “Fund”) from November 1, 2000 (start of performance) to December 31, 2001, compared to the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB).2

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
1 Year	(10.74)%
Start of Performance (11/1/2000)	(12.86)%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1.	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2.
The S&P 500 and the LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged.

Wachovia Balanced Fund II
Portfolio of Investments

December 31, 2001
Shares		Value

Common Stocks—59.9%
	Basic Materials—2.0%
1,811	Alcoa, Inc.	$64,381
602	Du Pont (E.I.) de Nemours & Co.	25,591
1,121	Praxair, Inc.	61,935
828	(1)Watson Pharmaceuticals, Inc.	25,991

	Total	177,898

	Capital Goods—6.4%
897	Dover Corp.	33,252
4,653	General Electric Co.	186,492
892	Honeywell International, Inc.	30,167
495	(1)Lexmark International, Inc.	29,205
387	Textron, Inc.	16,045
2,746	Tyco International Ltd.	161,739
1,550	United Technologies Corp.	100,177

	Total	557,077

	Communication Services—3.9%
3,768	(1)Liberty Media Corp., Class A	52,752
4,006	(1)Sprint Corp. (PCS Group)	97,786
941	Starwood Hotels & Resorts Worldwide, Inc.	28,089
1,327	(1)TMP Worldwide, Inc.	56,928
2,239	Verizon Communications	106,263

	Total	341,818

	Consumer Cyclicals—4.1%
2,166	(1)BJ Services Co.	70,287
1,373	Centex Corp.	78,385
2,382	(1)Linens ’N Things, Inc.	60,741
3,148	Lowe’s Cos., Inc.	146,099

	Total	355,512

	Consumer Staples—5.9%
3,953	(1)AOL Time Warner, Inc.	126,891
850	Avon Products, Inc.	39,525
486	Harley Davidson, Inc.	26,395
1,036	Kimberly-Clark Corp.	61,953

Wachovia Balanced Fund II
Shares		Value

Common Stocks—continued
	Consumer Staples—continued
3,791	(1)Kroger Co., Inc.	$79,118
1,902	Philip Morris Cos., Inc.	87,207
2,049	(1)Viacom, Inc., Class B	90,463

	Total	511,552

	Energy—4.0%
265	Anadarko Petroleum Corp.	15,065
2,593	Conoco, Inc., Class A	73,382
1,618	ENSCO International, Inc.	40,207
768	El Paso Corp.	34,260
3,148	Exxon Mobil Corp.	123,716
905	Phillips Petroleum Co.	54,535
287	Valero Energy Corp.	10,940

	Total	352,105

	Finance—15.6%
2,248	American Express Co.	80,231
1,559	American International Group, Inc.	123,785
946	Bank of America Corp.	59,551
1,128	Bank of New York Co., Inc.	46,022
4,159	Citigroup, Inc.	209,946
1,513	Freddie Mac	98,950
1,787	J.P. Morgan Chase & Co.	64,957
504	MBIA, Inc.	27,030
1,117	MBNA Corp.	39,318
219	Marsh & McLennan Cos., Inc.	23,532
754	Morgan Stanley, Dean Witter & Co.	42,179
569	PNC Financial Services Group	31,978
614	Prudential Financial	20,379
3,620	S&P Depositary Receipts Trust (Series 1)	413,513
1,756	Wells Fargo & Co.	76,298

	Total	1,357,669

	Health Care—7.4%
1,092	American Home Products Corp.	67,005
1,242	(1)Amgen, Inc.	70,098
1,002	Bristol-Myers Squibb Co.	51,102
527	(1)Genzyme Corp.	31,546
1,411	Johnson & Johnson	83,390

Wachovia Balanced Fund II
Shares or Principal Amount		Value

Common Stocks—continued
	Health Care—continued
1,616	Medtronic, Inc.	$82,755
959	Merck & Co., Inc.	56,389
4,290	Pfizer, Inc.	170,957
491	(1)Tenet Healthcare Corp.	28,832

	Total	642,074

	Technology—9.3%
448	Automatic Data Processing, Inc.	26,387
3,452	(1)Cisco Systems, Inc.	62,516
2,847	(1)EMC Corp.—Mass	38,264
2,086	Intel Corp.	65,605
834	(1)KLA—Tencor Corp.	41,333
1,200	(1)Microchip Technology, Inc.	46,488
927	(1)Micromuse, Inc.	13,905
2,861	(1)Microsoft Corp.	189,541
2,285	(1)Network Appliance, Inc.	49,973
2,542	(1)Network Associates, Inc.	65,711
2,654	Nokia Oyj, Class A, ADR	65,103
1,544	(1)Sun Microsystems, Inc.	18,991
2,272	Texas Instruments, Inc.	63,616
1,500	(1)Veritas Software Corp.	67,245

	Total	814,678

	Utilities—1.3%
1,607	(1)Calpine Corp.	26,982
2,095	Duke Energy Corp.	82,250

	Total	109,232

	Total Common Stocks (identified cost $5,493,958)	5,219,615

Corporate Bonds—3.6%
	Finance—3.5%
$50,000	Household Finance Corp., Note, 6.40%, 6/17/2008	49,925
50,000	Kinder Morgan Energy Partners, LP, Note, 7.40%, 3/15/2031	50,442
50,000	National City Corp., Sub. Note, 7.20%, 5/15/2005	53,104
50,000	Verizon Global Funding Corp., Note, Series 144A, 7.25%, 12/1/2010	53,475
50,000	Wells Fargo & Co., Note, Series MTN, Series C,4.25%, 8/15/2003	50,879
50,000	Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	51,095

	Total	308,920

Wachovia Balanced Fund II

Principal Amount		Value

Corporate Bonds—continued
	Transportation—0.1%
$5,000	United Parcel Service, Deb., 8.375%, 4/1/2020	$5,887

	Total Corporate Bonds (identified cost $309,093)	314,807

Mortgage Backed Securities—36.1%
	Federal Home Loan Bank—5.9%
500,000	4.875%, 4/16/2004	513,595

	Federal Home Loan Mortgage Corporation—14.6%
100,000	5.75%, 4/15/2008	102,672
500,000	6.25%, 10/15/2002	514,140
145,000	6.75%, 3/15/2031	153,768
500,000	6.50%, 12/1/2099	500,625

	Total	1,271,201

	Federal National Mortgage Association—11.6%
275,000	5.25%, 1/15/2009	272,465
225,000	6.50%, 4/29/2009	224,858
30,916	7.00%, 2/1/2030	31,495
450,000	7.125%, 2/15/2005	488,322

	Total	1,017,146

	Government National Mortgage Association—4.0%
36,019	7.00%, 10/15/2028	36,795
300,000	7.50%, 12/15/2099	310,311

	Total	347,106

	Total Mortgage Backed Securities (identified cost $3,100,075)	3,149,046

U.S. Treasury Obligations—3.7%
	U.S. Treasury Bonds—3.7%
250,000	6.375%, 8/15/2027	269,883
45,000	7.125%, 2/15/2023	52,390

	Total U.S. Treasury Obligations (identified cost $321,492)	322,273

Wachovia Balanced Fund II

Principal Amount		Value

Repurchase Agreement (2)—5.5%
$481,016	Goldman Sachs Group, LP, 1.67%, dated 12/31/2001, due 1/2/2002 (at amortized cost)	$481,016

	Total Investments (identified cost $9,705,634)(3)	$9,486,757

(1)	Non-income producing security.
(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(3)
The cost of investments for federal tax purposes amounts to $9,808,584. The net unrealized depreciation of investments on a federal tax basis amounts to $321,827 which is comprised of $306,556 appreciation and $628,383 depreciation at December 31, 2001.

Note:	The categories are investments are shown as a percentage of net assets ($8,722,976) at December 31, 2001.
The following acronyms are used throughout this portfolio:
ADR—American Depositary Receipt
MTN—Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Wachovia Balanced Fund II
Statement of Assets and Liabilities

December 31, 2001
Assets:
Total investments in securities, at value (identified cost $9,705,634)		$9,486,757
Cash		5,720
Income receivable		56,275
Receivable for shares sold		11,425

Total assets		9,560,177
Liabilities:
Payable for investments purchased	$809,564
Payable for shares redeemed	21
Accrued expenses	27,616

Total liabilities		837,201

Net assets for 1,027,129 shares outstanding		$8,722,976

Net Assets Consist of:
Paid in capital		$9,348,953
Net unrealized depreciation of investments		(218,877)
Accumulated net realized loss on investments		(523,781)
Undistributed net investment income		116,681

Total Net Assets		$8,722,976

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$8,722,976 ÷ 1,027,129 shares outstanding		$8.49

(See Notes which are an integral part of the Financial Statements)

Wachovia Balanced Fund II
Statement of Operations

Year Ended December 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $107)		$38,003
Interest		140,105

Total income		178,108
Expenses:
Investment adviser fee	$42,223
Administrative personnel and services fee	6,032
Custodian fees	1,206
Transfer and dividend disbursing agent fees and expenses	1,075
Directors’/Trustees’ fees	102
Auditing fees	5,753
Legal fees	6,893
Portfolio accounting fees	2,653
Share registration costs	13,426
Printing and postage	9,045
Insurance premiums	752
Miscellaneous	1,848

Total expenses	91,008
Waiver of investment adviser fee	(30,087)

Net expenses		60,921

Net investment income		117,187

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(510,758)
Net change in unrealized depreciation of investments		(96,176)

Net realized and unrealized loss on investments		(606,934)

Change in net assets resulting from operations		$(489,747)

(See Notes which are an integral part of the Financial Statements)

Wachovia Balanced Fund II
Statement of Changes in Net Assets
	Year Ended December 31, 2001	Period Ended December 31, 2000(1)

Increase (Decrease) in Net Assets
Operations:
Net investment income	$117,187	$12,872
Net realized loss on investments	(510,758)	(13,023)
Net change in unrealized depreciation of investments	(96,176)	(122,701)

Change in net assets resulting from operations	(489,747)	(122,852)

Distributions to Shareholders:
Distributions from net investment income	(13,378)	—

Share Transactions:
Proceeds from sale of shares	6,284,146	3,193,643
Net asset value of shares issued to shareholders in payment of distributions declared	13,378	—
Cost of shares redeemed	(142,214)	—

Change in net assets resulting from share transactions	6,155,310	3,193,643

Change in net assets	5,652,185	3,070,791
Net Assets:
Beginning of period	3,070,791	—

End of period (including undistributed net investment income of $116,681 and $12,872, respectively)	$8,722,976	$3,070,791

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

Wachovia Balanced Fund II
Financial Highlights

(For a share outstanding throughout each period)
	Year Ended December 31, 2001	Period Ended December 31, 2001(1)

Net Asset Value, Beginning of Period	$9.54	$10.00
Income From Investment Operations:
Net investment income	0.10	0.04
Net realized and unrealized loss on investments	(1.12)	(0.50)

Total from investment operations	(1.02)	(0.46)

Less Distributions:
Distributions from net investment income	(0.03)	—

Net Asset Value, End of Period	$8.49	$9.54

Total Return (2)	(10.74)%	(4.60)%
Ratios to Average Net Assets
Expenses	1.01%	1.01	%(3)
Net investment income	1.94%	2.97	%(3)
Expense waiver/reimbursement (4)	0.50%	6.83	%(3)
Supplemental Data:
Net assets, end of period (000 omitted)	$8,723	$3,071
Portfolio turnover	76%	5%

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Computed on an annualized basis.
(4)	This contractual expense decrease is reflected in both the expense and the net investment income ratios.

(See Notes which are an integral part of the Financial Statements)

Wachovia Balanced Fund II
Notes to financial Statements

December 31, 2001

1.  Organization
The Wachovia Variable Insurance Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Wachovia Balanced Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to produce long-term growth of principal and current income.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
INVESTMENT VALUATION—Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).
REPURCHASE AGREEMENTS—It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.
The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.
INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Effective January 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies

Wachovia Balanced Fund II

and began amortizing premiums and discounts on debt securities. Prior to January 1, 2001, the Fund did not amortize long-term premiums or discounts on debt securities. The cumulative effect of this accounting change had no material reclassification effects to the components of net assets of the Fund.
The tax composition of dividends was as follows:

Ordinary income	$13,378
Long-term capital gains	—
As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$116,681
Undistributed long-term gains	—
Unrealized depreciation	321,827
At year end, there were no significant differences between the book basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

FEDERAL TAXES—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.
At December 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $420,831, which will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Years	Expiration Amount
2008	$ 6,708
2009	414,123

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS—The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
USE OF ESTIMATES—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
OTHER—Investment transactions are accounted for on a trade date basis.

Wachovia Balanced Fund II

3.  Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Year Ended December 31, 2001	Period Ended December 31, 2001(1)
	Shares	Shares

Shares sold	721,043	321,956
Shares issued to shareholders in payment of distributions declared	1,478	—
Shares redeemed	(17,348)	—

Net change resulting from share transactions	705,173	321,956

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

4.  Investment Adviser Fee and Other Transactions with Affiliates
INVESTMENT ADVISER FEE—Wachovia Fund Advisers (formerly, Wachovia Asset Management), a division of Wachovia Bank, N.A., the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.70% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion any time after May 30, 2002.
ADMINISTRATIVE FEE—Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.
DISTRIBUTION SERVICES FEE—The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES—FServ, through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES—FServ, through its subsidiary FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.
CUSTODIAN FEES—Wachovia Bank, N.A. is the Fund’s custodian. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.
GENERAL—Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

5.  Investment Transactions
Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the year ended December 31, 2001, were $6,051,496 and $1,748,298, respectively. Purchases and sales of long-term U.S. government securities for the year ended December 31, 2001, were $5,144,557 and $2,594,253, respectively.

Wachovia Balanced Fund II

6. Subsequent Event

Wachovia Corporation, the ultimate corporate parent of the investment adviser for the Wachovia Fund Family (Wachovia Funds), completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization (Wachovia) has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Toward that end, on December 6, 2001, the Board of Trustees of the Wachovia Variable Insurance Funds determined that it was in the best interest of the Wachovia Variable Insurance Funds’ shareholders to reorganize each of the Funds into portfolios of the Evergreen Funds as follows:

Wachovia Fund	Evergreen Fund
Wachovia Balanced Fund II	Evergreen VA Foundation Fund
Wachovia Equity Fund II	Evergreen VA Fund
Wachovia Special Values Fund II	Evergreen VA Small Cap Value Fund

In addition to the proposed reorganizations, the Board also approved interim and long-term investment advisory agreements on behalf of each of the Wachovia Variable Insurance Funds with Evergreen Investment Management Company, LLC (EIMC), a subsidiary of Wachovia. EIMC, which currently serves as investment adviser to the Evergreen Funds, began management of the Wachovia Variable Insurance Funds on January 1, 2002. As of that date, Tattersall Advisory Group, Inc. (TAG), which is also a subsidiary of Wachovia, serves as the investment sub-adviser to the fixed income portion of Wachovia Balanced Fund II. The advisory fees remain unchanged.

The proposed reorganizations and the long-term advisory agreements are subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 for the purpose of voting on the proposals.

7.  Federal Income Tax Information (Unaudited)
For the year ended December 31, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of Wachovia Variable Insurance Funds and Shareholders of
WACHOVIA BALANCED FUND II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wachovia Balanced Fund II (the “Fund”) (one of the portfolios constituting the Wachovia Variable Insurance Funds) as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the periods from November 1, 2000 (date of initial public investment) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Balanced Fund II of the Wachovia Variable Insurance Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from November 1, 2000 (date of initial public investment) to December 31, 2000, in conformity with accounting principals generally accepted in the Untied States.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 8, 2002

Board of Trustees And Trust Officers

The following table gives information about each Board member and the senior offices of the Fund. The table separately lists Board members who are “interested persons” of the Fund (i.e., “interested” Board members) and those who are not (i.e. “independent” Board members). The Wachovia Fund Complex consists of 25 investment company portfolios.
Interested Trustees background - term of office: indefinite

Charles S. Way* Birth Date: December 18, 1937 211 King Street, Suite 300 Charleston, SC Trustee Began serving: March 2000 Oversees 25 Portfolios	Chairman and CEO, The Beach Company and its various affiliated companies and partnerships; serves as Secretary of Commerce for the State of South Carolina. Other Directorships Held: None

*	Reasons for Interested Status: Mr. Way is a shareholder of Wachovia Corporation.
Independent trustees background - term of office: indefinite

James A. Hanley Birth Date: August 13, 1931 4272 Sanctuary Way Bonita Springs, FL Trustee Began serving: March 2000 Oversees 25 Portfolios	Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992). Other Directorships Held: None

Samuel E. Hudgins Birth Date: March 4, 1929 715 Whitemere Court, N.W. Atlanta, GA Trustee Began serving: March 2000 Oversees 25 Portfolios
Managing Partner, Pilot Partners, LLC (management consulting); Hudgins Consulting, LLC (independent consultant)(until December 2000); President, Percival Hudgins & Company, LLC (investment bankers/financial consultants)(until September 1997).
Other Directorships Held: Director, Atlantic American Corporation (insurance holding company).

D. Dean Kaylor Birth Date: June 29, 1930 2835 Greenbriar Harbor Springs, MI Trustee Began serving: March 2000 Oversees 25 Portfolios	Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990). Other Directorships Held: None

Alvin J. Schexnider, Ph.D. Birth Date: May 26, 1945 3174 Turkey Hill Road Winston-Salem, NC Trustee Began serving: March 2000 Oversees 25 Portfolios
Director, Office of Health Policy Development, Wake Forest University School of Medicine (since February 2000); Chancellor, Winston-Salem State University (1996 to January 2000); Formerly, Vice Provost, Virginia Commonwealth University (1987 to 1996).
Other Directorships Held: None

Officers

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower Pittsburgh, PA President and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp, Federated Services Company and Federated Securities Corp.

R. Edward Bowling Birth Date: March 25, 1958 Wachovia Bank, N.A. 100 North Main Winston-Salem, NC Vice President	Senior Vice President, Wachovia Bank, N.A; Manager, Product Development and Investment Solutions, Wachovia Fund Advisers.

James Ostrowski Birth Date: November 17, 1959 Federated Investors Tower Pittsburgh, PA Vice President and Assistant Treasurer	Assistant Vice President, Federated Services Company.

Gail C. Jones Birth Date: October 26, 1953 Federated Investors Tower Pittsburgh, PA Secretary	Vice President and Corporate Counsel, Federated Services Company.

Federated Securities Corp., Distributor	Cusip 929775302

Investment Company Act File No. 811-09873	26194 (2/02)

WACHOVIA EQUITY FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

[GRAPHIC]

Annual Report
December 31, 2001

[LOGO OF WACHOVIA]

WWW.WACHOVIAFUNDS.COM

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Second Annual Report to Shareholders for the Wachovia Equity Fund II. This report covers the 12-month period from January 1, 2001 through December 31, 2001, which is the end of its fiscal year. The report includes commentary by portfolio management, a complete list of fund holdings and the fund’s financial statements.

The fund pursues growth through a portfolio of blue-chip stocks issued by some of America’s largest and best-known companies. In particular, the fund’s manager seeks stocks issued by companies that are both undervalued and have good growth opportunities. At the end of the reporting period, the fund’s holdings included such well known names as Alcoa, Inc., American Express Co., AOL Time Warner, Bank of America Corp., Cisco Systems, Inc., DuPont, ExxonMobil Corp., General Electric Co., Intel Corp., Merck & Co., Inc., and Sprint Corp.

During the reporting period, which was a difficult one for stocks, the fund produced a total return of (22.67%)1 due to a decline in the value of its holdings. At the end of the reporting period, the fund’s total net assets stood at $2.8 million. I urge you to remember that the short-term volatility, while painful, is part of stock investing. Positive stock performance is best pursued over time—in years if not decades.

Thank you for pursuing your long-term financial goals through the diversification and professional management of the Wachovia Equity Fund II. You have our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
February 15, 2002

1.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

The Wachovia Equity Fund II underperformed the Standard & Poor’s 500 Index (S&P 500) for the year.1 With the prospect of tax cuts and declining interest rates for 2001, the fund was positioned for an economy that would likely improve by mid-year 2001. The ensuing recessionary economic environment of 2001 was detrimental to the performance of our more economically sensitive holdings. After two strong years of relative returns, the technology sector holdings underperfomed as growth rates for many of these companies were sharply reduced. In addition, the fund’s large capitalization focus negatively impacted performance as small and mid-capitalization issues outperformed large capitalization issues. The fund’s relative performance improved markedly in the fourth quarter as investors began to embrace the likelihood of a stronger economy in 2002. The Wachovia Equity Fund II is well positioned to benefit from potentially improving equity returns in 2002.

1.
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made in an index.

Wachovia Equity Fund II

Growth of a $10,000 Investment in Wachovia Equity Fund II

The graph below illustrates the hypothetical investment of $10,0001 in the Wachovia Equity Fund II (the “Fund”) from November 1, 2000 (start of performance) to December 31, 2001, compared to the Standard & Poor’s 500 Index (S&P 500).2

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
1 Year	(22.67)%
Start of Performance (11/1/2000)	(26.62)%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, that an investor’s shares, when redeemed, may be worth more or less than original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1.	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2.	The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commissions requires to be reflected in the Fund’s performance. The index is unmanaged.

Wachovia Equity Fund II
Portfolio of Investments

December 31, 2001

Shares		Value

Common Stocks—98.6%
	Basic Materials—3.5%
1,003	Alcoa, Inc.	$35,657
333	Du Pont (E.I.) de Nemours & Co.	14,156
621	Praxair, Inc.	34,310
458	(1)Watson Pharmaceuticals, Inc.	14,377

	Total	98,500

	Capital Goods—10.8%
497	Dover Corp.	18,424
2,577	General Electric Co.	103,286
494	Honeywell International, Inc.	16,707
274	(1)Lexmark International, Inc.	16,166
214	Textron, Inc.	8,872
1,521	Tyco International Ltd.	89,587
858	United Technologies Corp.	55,453

	Total	308,495

	Communication Services—6.7%
2,087	(1)Liberty Media Corp., Class A	29,218
2,219	(1)Sprint Corp. (PCS Group)	54,166
521	Starwood Hotels & Resorts Worldwide, Inc.	15,552
735	(1)TMP Worldwide, Inc.	31,532
1,240	Verizon Communications	58,850

	Total	189,318

	Consumer Cyclicals—6.9%
1,200	(1)BJ Services Co.	38,940
760	Centex Corp.	43,388
1,319	(1)Linens’ N Things, Inc.	33,634
1,743	Lowe’s Cos., Inc.	80,893

	Total	196,855

	Consumer Staples—10.0%
2,189	(1)AOL Time Warner, Inc.	70,267
471	Avon Products, Inc.	21,902
269	Harley Davidson, Inc.	14,609
573	Kimberly-Clark Corp.	34,265

Wachovia Equity Fund II

Shares		Value

Common Stocks—continued
	Consumer Staples—continued
2,100	(1)Kroger Co., Inc.	$43,827
1,053	Philip Morris Cos., Inc.	48,280
1,135	(1)Viacom, Inc., Class B	50,110

	Total	283,260

	Energy—6.9%
146	Anadarko Petroleum Corp.	8,300
1,436	Conoco, Inc., Class A	40,639
896	ENSCO International, Inc.	22,266
425	El Paso Corp.	18,959
1,743	ExxonMobil Corp.	68,500
501	Phillips Petroleum Co.	30,190
159	Valero Energy Corp.	6,061

	Total	194,915

	Finance—23.4%
1,245	American Express Co.	44,434
863	American International Group, Inc.	68,522
524	Bank of America Corp.	32,986
625	Bank of New York Co., Inc.	25,500
2,303	Citigroup, Inc.	116,255
838	Freddie Mac	54,805
990	J.P. Morgan Chase & Co.	35,987
279	MBIA, Inc.	14,963
618	MBNA Corp.	21,753
117	Marsh & McLennan Cos., Inc.	12,572
418	Morgan Stanley, Dean Witter & Co.	23,383
315	PNC Financial Services Group	17,703
340	Prudential Financial	11,285
1,265	S&P Depositary Receipts Trust (Series 1)	144,501
972	Wells Fargo & Co.	42,233

	Total	666,882

	Health Care—12.5%
605	American Home Products Corp.	37,123
688	(1)Amgen, Inc.	38,831
555	Bristol-Myers Squibb Co.	28,305
292	(1)Genzyme Corp.	17,479
781	Johnson & Johnson	46,157
895	Medtronic, Inc.	45,832
531	Merck & Co., Inc.	31,223

Wachovia Equity Fund II

Shares or Principal Amount		Value

Common Stocks—continued
	Health Care—continued
2,376	Pfizer, Inc.	$94,684
272	(1)Tenet Healthcare Corp.	15,972

	Total	355,606

	Technology—15.8%
248	Automatic Data Processing, Inc.	14,607
1,912	(1)Cisco Systems, Inc.	34,626
1,577	(1)EMC Corp. Mass	21,195
1,155	Intel Corp.	36,325
462	(1)KLA-Tencor Corp.	22,897
665	(1)Microchip Technology, Inc.	25,762
513	(1)Micromuse, Inc.	7,695
1,584	(1)Microsoft Corp.	104,940
1,266	(1)Network Appliance, Inc.	27,687
1,408	(1)Network Associates, Inc.	36,397
1,470	Nokia Oyj, Class A, ADR	36,059
855	(1)Sun Microsystems, Inc.	10,517
1,258	Texas Instruments, Inc.	35,224
830	(1)Veritas Software Corp.	37,209

	Total	451,140

	Utilities—2.1%
890	(1)Calpine Corp.	14,943
1,160	Duke Energy Corp.	45,542

	Total	60,485

	Total Common Stocks (Identified Cost $2,979,468)	2,805,456

(2) Repurchase Agreement—1.9%
$54,300	Goldman Sachs Group, LP, 1.67%, dated 12/31/2001, due 1/2/2002 (at amortized cost)	54,300

	Total Investments (Identified Cost $3,033,768)(3)	$2,859,756

(1)	Non-income producing security.
(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(3)
The cost of investments for federal tax purposes amounts to $3,117,392. The net unrealized depreciation of investments on a federal tax basis amounts to $257,636 which is comprised of $131,403 appreciation and $389,039 depreciation at December 31, 2001.

Wachovia Equity Fund II

Note:	The categories of investments are shown as a percentage of net assets ($2,846,637) at December 31, 2001.
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Wachovia Equity Fund II
Statement of Assets and Liabilities

December 31, 2001

Assets:
Total investments in securities, at value (identified cost $3,033,768)		$2,859,756
Cash		5,092
Income receivable		2,301
Receivable for shares sold		4,722

Total assets		2,871,871
Liabilities:
Payable for shares redeemed	$59
Accrued expenses	25,175

Total liabilities		25,234

Net assets for 409,093 shares outstanding		$2,846,637

Net Assets Consist of:
Paid in capital		$3,386,316
Net unrealized depreciation of investments		(174,012)
Accumulated net realized loss on investments		(366,877)
Undistributed net investment income		1,210

Total net assets		$2,846,637

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,846,637÷409,093 shares outstanding		$6.96

(See Notes which are an integral part of the Financial Statements)

Wachovia Equity Fund II
Statement of Operations

Year Ended December 31, 2001
Investment Income:
Dividends (net of foreign taxes withheld of $64)			$21,250
Interest			3,558

Total income			24,808
Expenses:
Investment adviser fee		$14,292
Administrative personnel and services fee		2,042
Custodian fees		408
Transfer and dividend disbursing agent fees and expenses		1,383
Directors’/Trustees’ fees		25
Auditing fees		6,718
Legal fees		7,753
Portfolio accounting fees		2,058
Share registration costs		12,240
Printing and postage		10,027
Insurance premiums		769
Miscellaneous		2,270

Total expenses		59,985
Waiver and Expense Reimbursement:
Waiver of investment adviser fee	$(14,292)
Reimbursement of other operating expenses	(22,212)

Total waiver and expense reimbursement		(36,504)

Net expenses			23,481

Net investment income			1,327

Realized and Unrealized Loss on Investments:
Net loss on investments			(358,146)
Net change in unrealized depreciation of investments			(74,796)

Net realized and unrealized loss on investments			(432,942)

Change in net assets resulting from operations			$(431,615)

(See Notes which are an integral part of the Financial Statements)

Wachovia Equity Fund II
Statement of Changes in Net Assets

	Year Ended December 31, 2001	Period Ended December 31, 2000(1)

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,327	$1,598
Net realized loss on investments	(358,146)	(8,731)
Net change in unrealized depreciation of investments	(74,796)	(99,216)

Change in net assets resulting from operations	(431,615)	(106,349)

Distributions to Shareholders—
Distributions from net investment income	(1,715)	—

Share Transactions—
Proceeds from sale of shares	2,236,946	1,293,689
Net asset value of shares issued to shareholders in payment of distributions declared	1,715	—
Cost of shares redeemed	(146,005)	(29)

Change in net assets resulting from share transactions	2,092,656	1,293,660

Change in net assets	1,659,326	1,187,311
Net Assets—
Beginning of period	1,187,311	—

End of period (including undistributed net investment income of $1,210 and $1,598, respectively)	$2,846,637	$1,187,311

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

Wachovia Equity Fund II
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended December 31, 2001	Period Ended December 31, 2000 (1)

Net asset value, beginning of period	$9.01	$10.00
Income from investment operations
Net investment income	0.00 (2)	0.01
Net realized and unrealized loss on investments	(2.04)	(1.00)

Total from investment operations	(2.04)	(0.99)

Less distributions
Distributions from net investment income	(0.01)	—

Net asset value, end of period	$6.96	$9.01

Total return (3)	(22.67)%	(9.90)%
Ratios to average net assets
Expenses	1.15%	1.15	%(4)
Net investment income	0.06%	0.95	%(4)
Expense waiver/reimbursement (5)	1.79%	16.36	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$ 2,847	$ 1,187
Portfolio turnover	34%	5%

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.
(2)	Amount represents less than $0.01 per share.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Computed on an annualized basis.
(5)	This contractual expense decrease is reflected in both the expense and the net investment income ratios.

(See Notes which are an integral part of the Financial Statements)

Wachovia Equity Fund II
Notes to financial Statements

December 31, 2001

1.  Organization
The Wachovia Variable Insurance Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Wachovia Equity Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to produce growth of principal and income.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
INVESTMENT VALUATION—Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).
REPURCHASE AGREEMENTS—It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.
The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.
INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.
The tax composition of dividends was as follows:

Ordinary income	$1,715
Long-term capital gains	—

Wachovia Equity Fund II

As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,210
Undistributed long-term gains	—
Unrealized depreciation	257,636
At year end, there were no significant differences between the book basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.
FEDERAL TAXES—It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.
At December 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $283,253, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$4,431

2009	278,822
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS—The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
USE OF ESTIMATES—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER—Investment transactions are accounted for on a trade date basis.

3.  Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Year Ended December 31, 2001	Period Ended December 31, 2000 (1)
	Shares	Shares

Shares sold	299,308	131,732
Shares issued to shareholders in payment of distributions declared	211	—
Shares redeemed	(22,155)	(3)

Net change resulting from share transactions	277,364	131,729

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

Wachovia Equity Fund II

4. Investment Adviser Fee and Other Transactions with Affiliates
INVESTMENT ADVISER FEE—Wachovia Fund Advisers (formerly, Wachovia Asset Management), a division of Wachovia Bank, N.A., the Fund's investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.70% of the Fund's average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this waiver and/or reimbursement at its sole discretion any time after May 30, 2002.
ADMINISTRATIVE FEE—Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.
DISTRIBUTION SERVICES FEE—The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES—FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES—FServ, through its subsidiary FSSC, maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.
CUSTODIAN FEES—Wachovia Bank, N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.
GENERAL—Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

5.  Investment Transactions
Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the year ended December 31, 2001, were $2,807,309 and $653,636, respectively. Purchases and sales of long-term U.S. government securities, for the year ended December 31, 2001, were $47,989 and $6,946, respectively.

6. Subsequent Event

Wachovia Corporation, the ultimate corporate parent of the investment adviser for the Wachovia Fund Family (Wachovia Funds), completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization (Wachovia) has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Toward that end, on December 6, 2001, the Board of Trustees of the Wachovia Variable Insurance Funds determined that it was in the best interest of the Wachovia Variable Insurance Funds’ shareholders to reorganize each of the Funds into portfolios of the Evergreen Funds as follows:

Wachovia Fund	Evergreen Fund
Wachovia Balanced Fund II	Evergreen VA Foundation Fund
Wachovia Equity Fund II	Evergreen VA Fund
Wachovia Special Values Fund II	Evergreen VA Small Cap Value Fund

Wachovia Equity Fund II

In addition to the proposed reorganizations, the Board also approved interim and long-term investment advisory agreements on behalf of each of the Wachovia Variable Insurance Funds with Evergreen Investment Management Company, LLC (EIMC), a subsidiary of Wachovia. EIMC, which currently serves as investment adviser to the Evergreen Funds, began management of the Wachovia Variable Insurance Funds on January 1, 2002. As of that date, Tattersall Advisory Group, Inc. (TAG), which is also a subsidiary of Wachovia, serves as the investment sub-adviser to the fixed income portion of Wachovia Balanced Fund II. The advisory fees remain unchanged.

The proposed reorganizations and the long-term advisory agreements are subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 for the purpose of voting on the proposals.
7.  Federal Income Tax Information (Unaudited)
For the year ended December 31, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of Wachovia Variable Insurance Funds and Shareholders of  WACHOVIA EQUITY FUND II

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wachovia Equity Fund II (the “Fund”) (one of the portfolios constituting the Wachovia Variable Insurance Funds) as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from November 1, 2000 (date of initial public investment) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Equity Fund II of the Wachovia Variable Insurance Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from November 1, 2000 (date of initial public investment) to December 30, 2000, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 8, 2002

Board of Trustees And Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The table separately lists Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Wachovia Fund Complex consists of 25 investment company portfolios.

Interested Trustees background—term of office: indefinite

Charles S. Way* Birth Date: December 18, 1937 211 King Street, Suite 300 Charleston, SC Trustee Began serving: March 2000 Oversees 25 Portfolios	Chairman and CEO, The Beach Company and its various affiliated companies and partnerships; serves as Secretary of Commerce for the State of South Carolina. Other Directorships Held: None

*	Reasons for Interested Status: Mr. Way is a shareholder of Wachovia Corporation.

Independent trustees background—term of office: indefinite

James A. Hanley Birth Date: August 13, 1931 4272 Sanctuary Way Bonita Springs, FL Trustee Began serving: March 2000 Oversees 25 Portfolios	Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992). Other Directorships Held: None

Samuel E. Hudgins Birth Date: March 4, 1929 715 Whitemere Court, N.W. Atlanta, GA Trustee Began serving: March 2000 Oversees 25 Portfolios
Managing Partner, Pilot Partners, LLC (management consulting); Hudgins Consulting, LLC (independent consultant)(until December 2000); President, Percival Hudgins & Company, LLC (investment bankers/financial consultants)(until September 1997).
Other Directorships Held: Director, Atlantic American Corporation (insurance holding company)

D. Dean Kaylor Birth Date: June 29, 1930 2835 Greenbriar Harbor Springs, MI Trustee Began serving: March 2000 Oversees 25 Portfolios	Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990). Other Directorships Held: None

Alvin J. Schexnider, Ph.D. Birth Date: May 26, 1945 3174 Turkey Hill Road Winston-Salem, NC Trustee Began serving: March 2000 Oversees 25 Portfolios
Director, Office of Health Policy Development, Wake Forest University School of Medicine (since February 2000); Chancellor, Winston-Salem State University (1996 to January 2000); Formerly, Vice Provost, Virginia Commonwealth University (1987 to 1996).
Other Directorships Held: None

Officers

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower Pittsburgh, PA President and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp, Federated Services Company and Federated Securities Corp.

R. Edward Bowling Birth Date: March 25, 1958 Wachovia Bank, N.A. 100 North Main Winston-Salem, NC Vice President	Senior Vice President, Wachovia Bank, N.A; Manager, Product Development and Investment Solutions, Wachovia Fund Advisers.

James Ostrowski Birth Date: November 17, 1959 Federated Investors Tower Pittsburgh, PA Vice President and Assistant Treasurer	Assistant Vice President, Federated Services Company.

Board of Trustees And Trust Officers
Officers

Gail C. Jones Birth Date: October 26, 1953 Federated Investors Tower Pittsburgh, PA Secretary	Vice President and Corporate Counsel, Federated Services Company.

Federated Securities Corp., Distributor	Cusip 929775104

Investment Company Act File No. 811-09873	26195 (2/02)

WACHOVIA SPECIAL
VALUES FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

[GRAPHIC]

Annual Report
December 31, 2001

[LOGO] WACHOVIA

WWW.WACHOVIAFUNDS.COM

President’s Message

Dear Shareholder:

I am pleased to present the second Annual Report to Shareholders for the Wachovia Special Values Fund II. This report covers the 12-month period from January 1, 2001 through December 31, 2001, which is the end of its fiscal year. The report includes commentary by portfolio management, a complete list of fund holdings and the fund’s financial statements.

The fund pursues growth by investing in a diversified portfolio of small company stocks.1 Unlike many other funds that invest in small company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values.

During the reporting period, the fund produced a total return of 17.77%2 through income dividends totaling $0.04 per share, a net asset value increase, and a capital gain totaling $0.04 per share. At the end of the reporting period, the fund’s total net assets stood at $2.1 million.

Thank you for pursuing your long-term financial goals through the diversification and professional management of the Wachovia Special Values Fund II. You have our commitment to keep you up-  to-date on your investment progress through the highest level of service.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
February 15, 2002

1.
Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

2.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

With both its value style and small-company focus in favor, the Wachovia Special Values Fund II delivered strong, double-digit returns for the year.1 Amidst a turbulent market, the fund relied on its anchor of financially strong businesses to navigate the market ups-and-downs. First, our many companies exhibiting stable cash flow streams were rewarded with higher multiples as interest rates declined throughout the year. Then, during the severe, terrorist-invoked market downturn, the fund’s defensive posture preserved much of those gains. Finally, as investors perceived an improving economic climate ahead, the market strongly rebounded. With small-cap stocks being especially favored, the portfolio participated fully, putting us in a harvest mode by year-end. Prudently allocating the proceeds toward industry-leading, modestly priced, financially strong companies remains our top priority. Such companies should have the wherewithal to survive further economic challenges and represent the primary beneficiaries once growth returns.

1.
Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Wachovia Special Values Fund II

Growth of a $10,000 Investment in Wachovia Special Values Fund II

The graph below illustrates the hypothetical investment of $10,0001 in the Wachovia Special Values Fund II (the “Fund”) from November 1, 2000 (start of performance) to December 31, 2001, compared to the Russell 2000 Small Stock Index (RUS2).2

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
1 Year	17.77%
Start of Performance (11/1/2000)	23.86%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than original cost. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.
1.	The Fund’s performance assumes the reinvestment of all dividends and distributions. The RUS2 has been adjusted to reflect reinvestment of dividends on securities in the index.
2.	The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commissions require to be reflected in the Fund’s performance. The index is unmanaged.

Wachovia Special Values Fund II
Portfolio of Investments

December 31, 2001

Shares		Value

Common Stocks—78.9%
	Basic Materials—9.7%
1,000	(1)American Pacific Corp.	$8,380
1,725	(1)Chase Industries, Inc.	15,784
375	Deltic Timber Corp.	10,275
1,410	(1)Kemet Corp.	25,028
980	Lafarge North America, Inc.	36,819
475	(1)Mueller Industries, Inc.	15,794
540	Roanoke Electric Steel Corp.	7,452
940	Rock-Tenn Co.	13,536
595	Texas Industries, Inc.	21,956
1,055	Universal Corp.	38,413
395	Wescast Industries, Inc.	12,067

	Total	205,504

	Capital Goods—14.9%
1,120	Ampco-Pittsburgh Corp.	12,040
990	Briggs & Stratton Corp.	42,273
1,340	Butler Manufacturing Co.	37,118
1,105	Centex Construction Products, Inc.	35,415
905	(1)Emcor Group, Inc.	41,087
165	Franklin Electronics, Inc.	13,530
877	Granite Construction, Inc.	21,118
969	(1)Kadant, Inc.	14,051
665	(1)Kulicke & Soffa Industries, Inc.	11,405
180	Millipore Corp.	10,926
2,900	National Service Industries, Inc.	5,858
1,305	Smith (A.O.) Corp.	25,448
790	Superior Industries International, Inc.	31,798
480	(1)Thermo Electron Corp.	11,453

	Total	313,520

	Communication Services—1.3%
620	(1)Heidrick & Struggles International, Inc.	11,253
900	(1)Young Broadcasting, Inc., Class A	16,155

	Total	27,408

	Consumer Cyclicals—5.5%
75	Allen Organ Co., Class B	2,332

Wachovia Special Values Fund II

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
265	Boston Acoustics, Inc.	$3,180
933	(1)Cendant Corp.	18,296
505	(1)Championship Auto Racing Teams, Inc.	8,125
1,500	Cordiant Communications Group PLC, ADR	10,650
355	Deluxe Corp.	14,761
15	Grey Global Group, Inc.	10,001
100	Harland (John H.) Co.	2,210
410	(1)Nautica Enterprise, Inc.	5,244
313	Raven Industries, Inc.	7,234
460	Skyline Corp.	14,835
1,730	(1)Supreme Industries, Inc.	7,266
1,040	Velco Industries N.V.	11,544

	Total	115,678

	Consumer Staples—4.8%
1,295	(1)Alltrista Corp.	20,332
70	CBRL Group, Inc.	2,061
305	Deb Shops, Inc.	7,395
330	(1)GTECH Holdings Corp.	14,946
415	Lands’ End, Inc.	20,816
325	Lone Star Steakhouse & Saloon	4,820
970	(1)M & F Worldwide Corp.	4,171
220	(1)Neiman-Marcus Group, Inc., Class B	6,534
350	(1)Payless Shoesource, Inc.	19,653

	Total	100,728

	Energy—5.1%
500	(1)Atwood Oceanics, Inc.	17,425
1,230	Berry Petroleum Co., Class A	19,311
380	(1)Brown (Tom), Inc.	10,264
495	Cabot Oil & Gas Corp., Class A	11,905
782	Forest Oil Corp.	22,060
650	Patina Oil & Gas Corp.	17,875
435	(1)Prima Energy Corp.	9,461

	Total	108,301

	Finance—23.4%
114	BB&T Corp.	4,117
720	CNA Surety Corp.	11,160

Wachovia Special Values Fund II

Shares		Value

Common Stocks—continued
	Finance—continued
1,165	Charter Municipal Mortgage Acceptance Co.	$18,931
590	Eaton Vance Corp.	20,975
625	Equity Residential Properties Trust	17,944
1,095	Forest City Enterprises, Inc., Class A	42,377
420	Global Payments, Inc.	14,448
1,710	(1)Healthcare Recoveries, Inc.	7,866
485	IPC Holdings Ltd.	14,356
940	iShares Russell 2000 Index Fund	90,569
890	John Nuveen & Co., Class A	47,597
465	(1)Knight Trading Group, Inc.	5,123
1,060	LandAmerica Financial Group, Inc.	30,422
460	Leucadia National Corp.	13,280
995	Liberty Corp.	40,944
400	Merchants Group, Inc.	9,184
1,055	Radian Group, Inc.	45,312
795	(1)Standard Management Corp.	4,786
1,500	(1)Stewart Information Services Corp.	29,625
70	White Mountains Insurance Group Ltd.	24,360

	Total	493,376

	Health Care—3.0%
140	(1)America Service Group, Inc.	1,067
300	Bausch & Lomb, Inc.	11,298
290	NDCHealth Corp.	10,020
1,550	(1)Per-Se Technologies, Inc.	16,663
900	West Pharmaceutical Services, Inc.	23,940

	Total	62,988

	Real Estate—1.0%
3,715	(1)La Quinta Properties, Inc.	21,324

	Technology—6.5%
105	(1)Acuity Brands, Inc.	1,271
410	(1)Adaptec, Inc.	5,945
875	(1)Cysive, Inc.	2,459
320	(1)ESCO Technologies, Inc.	11,037
955	(1)EarthLink, Inc.	11,622
735	(1)Electroglas, Inc.	10,856
490	Harris Corp.	14,950
555	(1)Imation Corp.	11,977

Wachovia Special Values Fund II

Shares		Value

Common Stocks—continued
	Technology—continued
555	(1)Information Resources, Inc.	$4,607
240	Investment Technology Group, Inc.	9,377
960	Nam Tai Electronics, Inc.	15,917
285	(1)Parametric Technology Corp.	2,225
455	(1)Quantum Corp.—DLT & Storage Systems	4,482
131	(1)Roxio, Inc.	2,168
960	(1)Standard Microsystems Corp.	14,899
680	United Industrial Corp.	11,390
890	(1)Viant Corp.	1,486

	Total	136,668

	Transportation—2.3%
660	(1)Arkansas Best Corp.	19,021
360	Teekay Shipping Corp.	12,546
580	USFreightways Corp.	18,212

	Total	49,779

	Utilities—1.4%
1,435	Aegis Realty, Inc.	16,057
425	UGI Corp.	12,835

	Total	28,892

	Total Common Stocks (Identified Cost $1,384,467)	1,664,166

Wachovia Special Values Fund II

Shares or Principal Amount		Value

Preferred Stocks—0.5%
	Finance—0.5%
670	Price Enterprises, Inc., Cumulative Pfd., Series A, $1.40 (Identified Cost $9,906)	$10,050

Closed-End Investment Company—0.2%
750	Royce Global Trust, Inc. (Identified Cost $4,266)	4,987

Repurchase Agreement (2)—20.8%
$437,756	Goldman Sachs Group, LP, 1.67%, dated 12/31/2001, due 1/2/2002 (at amortized cost)	437,756

	Total Investments (Identified cost $1,836,395)(3)	$2,116,959

(1)	Non-income producing security.
(2)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(3)
The cost of investments on a federal tax purposes amounts to $1,837,433. The net unrealized appreciation of investments for federal tax basis amounts to $279,526 which is comprised of $314,680 appreciation and $35,154 depreciation at December 31, 2001.

Note:	The categories of investments are shown as a percentage of net assets ($2,109,317) at December 31, 2001.
The following acronym is used throughout this portfolio:
ADR—American Depositary Receipt
(See Notes which are an integral part of the Financial Statements)

Wachovia Special Values Fund II
Statement of Assets and Liabilities

December 31, 2001

Assets:
Investments in securities	$1,679,203
Investments in repurchase agreements	437,756

Total investments in securities, at value (identified cost $1,836,395)		$2,116,959
Cash		5,157
Income receivable		2,628
Receivable for investments sold		6,092
Receivable for shares sold		5,483

Total assets		2,136,319
Liabilities:
Payable for investments purchased	3,071
Payable for shares redeemed	6
Accrued expenses	23,925

Total liabilities		27,002

Net assets for 165,434 shares outstanding		$2,109,317

Net Assets Consist of:
Paid in capital		$1,775,455
Net unrealized appreciation of investments		280,564
Accumulated net realized gain on investments		44,167
Undistributed net investment income		9,131

Total net assets		$2,109,317

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$2,109,317÷165,434 shares outstanding		$12.75

(See Notes which are an integral part of the Financial Statements)

Wachovia Special Values Fund II
Statement of Operations

Year Ended December 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $14)			$18,230
Interest			9,546

Total income			27,776
Expenses:
Investment adviser fee		$11,928
Administrative personnel and services fee		1,491
Custodian fees		298
Transfer and dividend disbursing agent fees and expenses		1,398
Directors’/Trustees’ fees		19
Auditing fees		6,828
Legal fees		7,065
Portfolio accounting fees		2,302
Share registration costs		11,674
Printing and postage		8,023
Insurance premiums		1,324
Miscellaneous		2,065

Total expenses		54,415
Waiver and Expense Reimbursement:
Waiver of investment adviser fee	$(11,928)
Reimbursement of other operating expenses	(23,850)

Total waiver and expense reimbursement		(35,778)

Net expenses			18,637

Net investment income			9,139

Realized and Unrealized Gain on Investments:
Net realized gain on investments			44,176
Net change in unrealized appreciation of investments			196,261

Net realized and unrealized gain on investments			240,437

Change in net assets resulting from operations			$249,576

(See Notes which are an integral part of the Financial Statements)

Wachovia Special Values Fund II
Statement of Changes in Net Assets

	Year Ended December 31, 2001	Period Ended December 31, 2000(1)

Increase (Decrease) in Net Assets:
Operations:
Net investment income:	$9,139	$3,735
Net realized gain on investments	44,176	4,654
Net change in unrealized appreciation of investments	196,261	84,303

Change in net assets resulting from operations	249,576	92,692

Distributions to Shareholders:
Distributions from net investment income	(3,743)	—
Distributions from net realized gain on investments	(4,663)	—

Change in net assets resulting from distributions to shareholders	(8,406)	—

Share Transactions:
Proceeds from sale of shares	751,151	1,035,362
Net asset value of shares issued to shareholders in payment of distributions declared	8,406	—
Cost of shares redeemed	(19,464)	—

Change in net assets resulting from share transactions	740,093	1,035,362

Change in net assets	981,263	1,128,054
Net Assets:
Beginning of period	1,128,054	—

End of period (including undistributed net investment income of $9,131 and $3,735, respectively)	$2,109,317	$1,128,054

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

(See Notes which are an integral part of the Financial Statements)

Wachovia Special Values Fund II
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended December 31, 2001	Period Ended December 31, 2000 (1)

Net asset value, beginning of period	$10.90	$10.00
Income from investment operations:
Net investment income	0.05	0.04
Net realized and unrealized gain on investments	1.88	0.86

Total From Investment Operations	1.93	0.90

Less Distributions:
Distributions from net investment income	(0.04)	—
Distributions from net realized gain on investments	(0.04)	—

Total Distributions	(0.08)	—

Net asset value, end of period	$12.75	$10.90

Total return (2)	17.77%	9.00%
Ratios to average net assets:
Expenses	1.25%	1.25	%(3)
Net investment income	0.61%	2.15	%(3)
Expense waiver/reimbursement (4)	2.40%	15.72	%(3)
Supplemental data:
Net assets, end of period (000 omitted)	$2,109	$1,128
Portfolio turnover	33%	3%

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Computed on an annualized basis.
(4)	This contractual expense decrease is reflected in both the expense and the net investment income ratios.

(See Notes which are an integral part of the Financial Statements)

Wachovia Special Values Fund II
Notes to Financial Statements

December 31, 2001

1.  Organization
The Wachovia Variable Insurance Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Wachovia Special Values Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to produce growth of principal.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
INVESTMENT VALUATION—Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).
REPURCHASE AGREEMENTS—It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.
INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Wachovia Special Values Fund II

The tax composition of dividends was as follows:
Ordinary income	$8,406
Long-term capital gains	—
As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$54,337
Undistributed long-term gains	—
Unrealized appreciation	279,526
At year end, there were no significant differences between the book basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.
FEDERAL TAXES—It is the Fund’s policy to comply with the provisions of the Internal Revenue (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS—The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
USE OF ESTIMATES—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
OTHER—Investment transactions are accounted for on a trade date basis.

3.  Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Year Ended December 31, 2001	Period Ended December 31, 2000 (1)
	Shares	Shares

Shares sold	62,836	103,521
Shares issued to shareholders in payment of distributions declared	730	—
Shares redeemed	(1,653)	—

Net change resulting from share transactions	61,913	103,521

(1)	Reflects operations for the period from November 1, 2000 (date of initial public investment) to December 31, 2000.

4.  Investment Adviser Fee and Other Transactions with Affiliates
INVESTMENT ADVISER FEE—Wachovia Fund Advisers (formerly, Wachovia Asset Management), a division of Wachovia Bank, N.A., the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.80% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this waiver and/or reimbursement at its sole discretion any time after May 30, 2002.
ADMINISTRATIVE FEE—Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Funds in the Trust.

Wachovia Special Values Fund II

DISTRIBUTION SERVICES FEE—The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES—FServ, through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES—FServ, through its subsidiary FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.
CUSTODIAN FEES—Wachovia Bank, N.A. is the Fund’s custodian. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.
GENERAL—Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

5.  Investment Transactions
Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended December 31, 2001, were $767,967 and $409,612, respectively.

6.  Subsequent Event
Wachovia Corporation, the ultimate corporate parent of the investment adviser for the Wachovia Fund Family (Wachovia Funds), completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization (Wachovia) has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Toward that end, on December 6, 2001, the Board of Trustees of the Wachovia Variable Insurance Funds determined that it was in the best interest of the Wachovia Variable Insurance Funds’ shareholders to reorganize each of the Funds into portfolios of the Evergreen Funds as follows:

Wachovia Fund	Evergreen Fund
Wachovia Balanced Fund II	Evergreen VA Foundation Fund
Wachovia Equity Fund II	Evergreen VA Fund
Wachovia Special Values Fund II	Evergreen VA Small Cap Value Fund

In addition to the proposed reorganizations, the Board also approved interim and long-term investment advisory agreements on behalf of each of the Wachovia Variable Insurance Funds with Evergreen Investment Management Company, LLC (EIMC), a subsidiary of Wachovia. EIMC, which currently serves as investment adviser to the Evergreen Funds, began management of the Wachovia Variable Insurance Funds on January 1, 2002. As of that date, Tattersall Advisory Group, Inc. (TAG), which is also a subsidiary of Wachovia, serves as the investment sub-adviser to the fixed income portion of Wachovia Balanced Fund II. The advisory fees remain unchanged.

The proposed reorganizations and the long-term advisory agreements are subject to shareholder approval. The Board of Trustees has called a shareholder meeting for May 13, 2002 for the purpose of voting on the proposals.

7.  Federal Income Tax Information (unaudited)
For the year ended December 31, 2001 the Fund did not designate any long-term capital gain dividends.

Wachovia Special Values Fund II

To the Board of Trustees of Wachovia Variable Insurance Funds and Shareholders of  WACHOVIA SPECIAL VALUES FUND II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wachovia Special Values Fund II (the “Fund”) (one of the portfolios constituting the Wachovia Variable Insurance Funds) as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from November 1, 2000 (date of initial public investment) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Special Values Fund II of the Wachovia Variable Insurance Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from November 1, 2000 (date of initial public investment) to December 30, 2000, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Boston, Massachusetts
February 8, 2002

Wachovia Special Values Fund II

The following table gives information about each Board member and the senior officers of the Fund. The table separately lists Board members who are ‘‘interested persons’’ of the Fund (i.e., ‘‘Interested’’ Board members) and those who are not (i.e., ‘‘Independent’’ Board members). The Wachovia Fund Complex consists of 25 investment company portfolios.

Interested Trustees background—term of office: indefinite

Charles S. Way* Birth Date: December 18, 1937 211 King Street, Suite 300 Charleston, SC Trustee Began serving: March 2000 Oversees 25 Portfolios	Chairman and CEO, The Beach Company and its various affiliated companies and partnerships; serves as Secretary of Commerce for the State of South Carolina. Other Directorships Held: None

*	Reasons for Interested Status: Mr. Way is a shareholder of Wachovia Corporation.
Independent trustees background—term of office: indefinite

James A. Hanley Birth Date: August 13, 1931 4272 Sanctuary Way Bonita Springs, FL Trustee Began serving: March 2000 Oversees 25 Portfolios	Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992). Other Directorships Held: None

Samuel E. Hudgins Birth Date: March 4, 1929 715 Whitemere Court, N.W. Atlanta, GA Trustee Began serving: March 2000 Oversees 25 Portfolios
Managing Partner, Pilot Partners, LLC (management consulting); Hudgins Consulting, LLC (independent consultant) (until December 2000); President, Percival Hudgins & Company, LLC (investment bankers/financial consultants) (until September 1997).

Other Directorships Held: Director, Atlantic American Corporation (insurance holding company).

D. Dean Kaylor Birth Date: June 29, 1930 2835 Greenbriar Harbor Springs, MI Trustee Began serving: March 2000 Oversees 25 Portfolios	Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990). Other Directorships Held: None

Alvin J. Schexnider, Ph.D. Birth Date: May 26, 1945 3174 Turkey Hill Road Winston-Salem, NC Trustee Began serving: March 2000 Oversees 25 Portfolios
Director, Office of Health Policy Development, Wake Forest University School of Medicine (since February 2000); Chancellor, Winston-Salem State University (1996 to January 2000); Formerly, Vice Provost, Virginia Commonwealth University (1987 to 1996).

Other Directorships Held: None

Report of Ernst & Young LLP, Independent Auditors

Officers

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower Pittsburgh, PA President and Treasurer
Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp, Federated Services Company and Federated Securities Corp.

R. Edward Bowling Birth Date: March 25, 1958 Wachovia Bank, N.A. 100 North Main Winston-Salem, NC Vice President	Senior Vice President, Wachovia Bank, N.A; Manager, Product Development and Investment Solutions, Wachovia Fund Advisers.

James Ostrowski Birth Date: November 17, 1959 Federated Investors Tower Pittsburgh, PA Vice President and Assistant Treasurer	Assistant Vice President, Federated Services Company.

Gail C. Jones Birth Date: October 26, 1953 Federated Investors Tower Pittsburgh, PA Secretary	Vice President and Corporate Counsel, Federated Services Company.

Federated Securities Corp., Distributor	Cusip 929775203

Investment Company Act File No. 811-09873	26196 (2/02)